Leases - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 453,445	$ 643,933
Operating lease liabilities, current	299,205	321,388
Operating lease liabilities, non-current	126,446	315,095
Total operating lease liabilities	425,651	636,483
Operating cash flows used in operating leases	415,665	421,725	$ 167,049
Cash paid for short-term lease expense	8,425	42,665
Operating lease right of use assets obtained in exchange for operating lease liabilities	$ 196,672	$ 666,058	$ 656,562
Weighted average remaining lease term (years)	1 year 7 months 24 days	2 years 1 month 13 days	3 years 1 month 20 days
Weighted average discount rate	3.92%	3.97%	4.75%